UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST

on behalf of the following series:

BBH Core Select

BBH Global Core Select

BBH Partner Fund - International Equity

BBH Limited Duration Fund

BBH Intermediate Municipal Bond Fund

BBH Income Fund

(Exact name of Registrant as specified in charter)

140 Broadway,

New York, NY 10005

(Address of principal executive offices)

Corporation Services Company,

2711 Centerville Road, Suite 400,

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Shares		Value

	COMMON STOCK (96.7%)

	BASIC MATERIALS (6.0%)

529,458	Celanese Corp. (Series A)	$ 62,534,284
389,009	Praxair, Inc.	65,159,008
	Total Basic Materials	127,693,292

	COMMUNICATIONS (17.8%)

119,078	Alphabet, Inc. (Class C)[1]	144,948,886
3,446,991	Comcast Corp. (Class A)	123,333,338
2,637,283	Discovery, Inc. (Class C)[1]	64,745,298
1,745,095	Liberty Global, Plc. (Class C) (United Kingdom)[1]	47,361,878
	Total Communications	380,389,400

	CONSUMER CYCLICAL (3.3%)

110,610	Dollar General Corp.	10,856,371
2,799,750	Qurate Retail, Inc. (Class A)[1]	59,606,678
	Total Consumer Cyclical	70,463,049

	CONSUMER NON-CYCLICAL (39.6%)

939,666	Dentsply Sirona, Inc.	45,207,331
512,676	Diageo, Plc. ADR (United Kingdom)	75,501,794
443,418	FleetCor Technologies, Inc.[1]	96,221,706
830,065	Henry Schein, Inc.[1]	65,915,462
2,779,375	Kroger Co.	80,601,875
474,220	Nestle SA ADR (Switzerland)	38,653,672
2,135,314	Nielsen Holdings, Plc. (United Kingdom)	50,307,998
1,141,027	Novartis AG ADR (Switzerland)	95,732,165
577,655	PayPal Holdings, Inc.[1]	47,448,582
874,334	Perrigo Co., Plc. (Ireland)	70,401,374
2,249,916	Sabre Corp.	55,392,932
831,138	Unilever NV (NY Shares) (Netherlands)	47,757,189
880,049	Zoetis, Inc. (Class A)	76,106,638
	Total Consumer Non-Cyclical	845,248,718

	FINANCIALS (17.6%)

517	Berkshire Hathaway, Inc. (Class A)[1]	155,901,350
2,079,980	US Bancorp	110,259,740
1,908,967	Wells Fargo & Co.	109,364,719
	Total Financials	375,525,809

	INDUSTRIALS (2.9%)

321,095	Allegion, Plc. (Ireland)	26,182,087
399,861	Waste Management, Inc.	35,987,490
	Total Industrials	62,169,577

	TECHNOLOGY (9.5%)

3,057,130	Oracle Corp.	145,763,958

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares				Value

	COMMON STOCK (continued)
	TECHNOLOGY (continued)
912,750	QUALCOMM, Inc.			$ 58,498,148
	Total Technology			204,262,106

	Total Common Stock (Identified cost $1,247,494,473)			2,065,751,951

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (1.1%)

$ 23,500,000	National Australia Bank Ltd.
	(Agreement dated 07/31/18
	collateralized by U.S. Treasury
	Notes 2.000%, due 04/30/24,
	original par $25,100,000,
	valued at $23,970,000)	08/01/18	1.880%	23,500,000
	Total Repurchase Agreements (Identified cost $23,500,000)			23,500,000

	U.S. TREASURY BILLS (1.9%)
40,000,000	U.S. Treasury Bills[2]	10/04/18	0.000	39,862,933
	Total U.S. Treasury Bills (Identified cost $39,863,466)			39,862,933

TOTAL INVESTMENTS (Identified cost $1,310,857,939)[3]			99.7%	$ 2,129,114,884
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.3%	6,875,149
NET ASSETS			100.0%	$ 2,135,990,033

_____________

[1]	Non-income producing security.
[2]	Security issued with a zero coupon. Income is recognized through accretion of discount.
[3]	The aggregate cost for federal income tax purposes is $1,310,857,939, the aggregate gross unrealized appreciation is $867,381,838, and the aggregate gross unrealized depreciation is $49,124,894, resulting in net unrealized appreciation of $818,256,944.

Abbreviation:
ADR	−	American Depositary Receipt.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Fair Value Measurements

BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Common Stock:
Basic Materials	$ 127,693,292	$ –	$ –	$ 127,693,292
Communications	380,389,400	–	–	380,389,400
Consumer Cyclical	70,463,049	–	–	70,463,049
Consumer Non-Cyclical	845,248,718	–	–	845,248,718
Financials	375,525,809	–	–	375,525,809
Industrials	62,169,577	–	–	62,169,577
Technology	204,262,106	–	–	204,262,106
Repurchase Agreements	–	23,500,000	–	23,500,000
U.S. Treasury Bills	–	39,862,933	–	39,862,933
Investments, at value	$ 2,065,751,951	$ 63,362,933	$ –	$ 2,129,114,884

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2018.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Shares		Value

	COMMON STOCK (95.5%)

	BELGIUM (2.0%)

	CONSUMER NON-CYCLICAL

25,275	Anheuser-Busch InBev S.A. NV	$ 2,570,517

	Total Belgium	2,570,517

	CANADA (3.4%)

	CONSUMER CYCLICAL

59,275	Alimentation Couche-Tard, Inc. (Class B)	2,721,648

	FINANCIALS

20,250	Intact Financial Corp.	1,544,310

	Total Canada	4,265,958

	FRANCE (8.6%)

	COMMUNICATIONS

84,625	JCDecaux S.A.	2,766,358

	CONSUMER NON-CYCLICAL

36,265	Sanofi	3,154,703

	FINANCIALS

33,605	Wendel S.A.	4,903,079

	Total France	10,824,140

	GERMANY (5.7%)

	BASIC MATERIALS

29,500	Brenntag AG	1,770,168
38,700	Fuchs Petrolub SE	2,039,237
		3,809,405
	FINANCIALS

25,050	Deutsche Boerse AG	3,303,376

	Total Germany	7,112,781

	IRELAND (3.4%)

	CONSUMER NON-CYCLICAL

52,537	Perrigo Co., Plc.	4,230,279

	Total Ireland	4,230,279

	ITALY (3.3%)

	CONSUMER NON-CYCLICAL

486,265	Davide Campari-Milano SpA	4,102,926

	Total Italy	4,102,926

	NETHERLANDS (3.9%)

	CONSUMER NON-CYCLICAL

22,000	Heineken Holding NV	2,125,115

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares		Value

	COMMON STOCK (continued)

	NETHERLANDS (continued)

	CONSUMER NON-CYCLICAL (continued)

49,150	Unilever NV	$ 2,829,628

	Total Netherlands	4,954,743

	SWITZERLAND (6.0%)

	CONSUMER NON-CYCLICAL

27,175	Nestle S.A.	2,215,642
63,736	Novartis AG	5,353,040

	Total Switzerland	7,568,682

	UNITED KINGDOM (17.1%)

	COMMUNICATIONS

102,149	Liberty Global, Plc. (Class C)[1]	2,772,324

	CONSUMER NON-CYCLICAL

156,100	Diageo, Plc.	5,736,093
128,225	Nielsen Holdings, Plc.	3,020,981
56,005	Reckitt Benckiser Group, Plc.	4,992,234
		13,749,308
	FINANCIALS

6,187,300	Lloyds Banking Group, Plc.	5,061,553

	Total United Kingdom	21,583,185

	UNITED STATES (42.1%)

	BASIC MATERIALS

31,350	Celanese Corp. (Series A)	3,702,748
22,555	Praxair, Inc.	3,777,963
		7,480,711
	COMMUNICATIONS

6,483	Alphabet, Inc. (Class C)[1]	7,891,497
154,513	Discovery, Inc. (Class C)[1]	3,793,294
		11,684,791
	CONSUMER CYCLICAL

136,950	Qurate Retail, Inc. (Class A)[1]	2,915,665

	CONSUMER NON-CYCLICAL

25,505	FleetCor Technologies, Inc.[1]	5,534,585
34,275	PayPal Holdings, Inc.[1]	2,815,348
52,279	Zoetis, Inc. (Class A)	4,521,088
		12,871,021
	FINANCIALS

107,220	Wells Fargo & Co.	6,142,634

	TECHNOLOGY

175,555	Oracle Corp.	8,370,463

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	TECHNOLOGY (continued)
55,213	QUALCOMM, Inc.	$ 3,538,601
		11,909,064
	Total United States	53,003,886

	Total Common Stock (Identified cost $93,715,719)	120,217,097

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (2.9%)

$ 3,700,000	National Australia Bank Ltd. (Agreement dated 07/31/18 collateralized by U.S. Treasury Note 2.00%, due 04/30/24, original par $3,950,000, valued at $3,774,000)	08/01/18	1.880%	3,700,000
	Total Repurchase Agreements (Identified cost $3,700,000)			3,700,000
TOTAL INVESTMENTS (Identified cost $97,415,719)[2]			98.4%	$ 123,917,097
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.6%	1,983,758
NET ASSETS			100.0%	$ 125,900,855

_____________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $97,415,719, the aggregate gross unrealized appreciation is $31,624,299 and the aggregate gross unrealized depreciation is $5,122,921, resulting in net unrealized appreciation of $26,501,378.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Common Stock
Basic Materials	$ 7,480,711	$ 3,809,405	$ –	$ 11,290,116
Communications	14,457,115	2,766,358	–	17,223,473
Consumer Cyclical	5,637,313	–	–	5,637,313
Consumer Non-Cyclical	20,122,281	33,079,898	–	53,202,179
Financials	7,686,944	13,268,008	–	20,954,952
Technology	11,909,064	–	–	11,909,064
Repurchase Agreements	–	3,700,000	–	3,700,000
Investments, at value	$ 67,293,428	$ 56,623,669	$ –	$ 123,917,097

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2018.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Shares/ Units		Value

	COMMON STOCK (85.3%)

	BERMUDA (0.5%)

	CONSUMER NON-CYCLICAL

156,882	IHS Markit, Ltd.[1]	$ 8,319,452

	Total Bermuda	8,319,452

	BRAZIL (1.9%)

	CONSUMER NON-CYCLICAL

5,690,829	Ambev SA	29,490,727

	Total Brazil	29,490,727

	CANADA (5.6%)

	COMMUNICATIONS

558,975	Thomson Reuters Corp.	23,187,175

	CONSUMER CYCLICAL

545,026	Alimentation Couche-Tard, Inc. (Class B)	25,025,208

	FINANCIALS

1,010,524	Brookfield Asset Management, Inc. (Class A)	42,603,692

	Total Canada	90,816,075

	CAYMAN ISLANDS (6.2%)

	COMMUNICATIONS

279,273	Alibaba Group Holding, Ltd. ADR[1]	52,288,284
190,688	Baidu, Inc. ADR[1]	47,134,260

	Total Cayman Islands	99,422,544

	FRANCE (8.2%)

	BASIC MATERIALS

356,546	Air Liquide SA	45,672,683

	CONSUMER CYCLICAL

66,596	LVMH Moet Hennessy Louis Vuitton SE	23,278,000

	CONSUMER NON-CYCLICAL

73,484	Essilor International Cie Generale d'Optique SA	10,851,533

	TECHNOLOGY

407,465	Capgemini SE	52,337,552

	Total France	132,139,768

	GERMANY (12.1%)

	CONSUMER CYCLICAL

332,366	Adidas AG	73,563,928

	CONSUMER NON-CYCLICAL

662,883	Fresenius SE & Co. KGaA	51,222,964
57,358	Henkel AG & Co. KGaA (Preference Shares)	7,197,412
376,884	Merck KGaA	38,756,419
		97,176,795

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares/ Units		Value

	COMMON STOCK (continued)
	Germany (continued)
	TECHNOLOGY
210,013	SAP SE	$ 24,584,813
	Total Germany	195,325,536
	HONG KONG (5.0%)

	FINANCIALS

9,245,810	AIA Group, Ltd.	80,948,289

	Total Hong Kong	80,948,289

	IRELAND (1.9%)

	INDUSTRIALS

904,361	CRH, Plc.	30,830,764

	Total Ireland	30,830,764

	JAPAN (5.5%)

	COMMUNICATIONS

810,465	Dentsu, Inc.	34,028,991

	CONSUMER NON-CYCLICAL

1,034,210	Seven & i Holdings Co., Ltd.	42,189,065

	INDUSTRIALS

23,300	Keyence Corp.	12,290,161

	Total Japan	88,508,217

	JERSEY (2.5%)

	CONSUMER CYCLICAL

510,871	Ferguson, Plc.	40,250,830

	Total Jersey	40,250,830

	NETHERLANDS (1.5%)

	CONSUMER NON-CYCLICAL

241,875	Heineken NV	24,493,419

	Total Netherlands	24,493,419

	SPAIN (1.5%)

	CONSUMER CYCLICAL

737,394	Industria de Diseno Textil SA	24,192,834

	Total Spain	24,192,834

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares/ Units		Value
	COMMON STOCK (continued)
	SWEDEN (1.5%)

	INDUSTRIALS

857,995	Atlas Copco AB (Class A)	$ 24,643,261

	Total Sweden	24,643,261

	SWITZERLAND (19.1%)

	CONSUMER CYCLICAL

330,166	Cie Financiere Richemont SA	29,019,146

	CONSUMER NON-CYCLICAL

53,153	Lonza Group AG1	16,387,903
852,116	Nestle SA	69,475,030
8,046	SGS SA	21,021,186
		106,884,119

	FINANCIALS
327,266	Chubb, Ltd.	45,725,606
2,546,694	Credit Suisse Group AG1	41,084,232
26,601	Partners Group Holding AG	20,218,477
		107,028,315
	INDUSTRIALS

1,129,482	ABB, Ltd.	25,957,171
244,866	Kuehne + Nagel International AG	39,162,746
		65,119,917
	Total Switzerland	308,051,497

	UNITED KINGDOM (10.1%)

	CONSUMER CYCLICAL

3,920,022	Compass Group, Plc.	84,311,323

	CONSUMER NON-CYCLICAL

534,793	RELX, Plc.	11,661,006

	FINANCIALS

14,105,792	Melrose Industries, Plc.	39,990,100
1,132,180	Prudential, Plc.	26,781,522
		66,771,622
	Total United Kingdom	162,743,951

	UNITED STATES (2.2%)

	CONSUMER NON-CYCLICAL

229,725	Worldpay, Inc. (Class A)[1]	18,881,098

	INDUSTRIALS

28,649	Mettler-Toledo International, Inc.[1]	16,974,819

	Total United States	35,855,917

	Total Common Stock (Identified cost $1,246,726,455)	1,376,033,081

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Shares/ Units			Value
	REGISTERED INVESTMENT COMPANIES (12.5%)

202,400,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class		$ 202,400,000
	Total Registered Investment Companies (Identified cost $202,400,000)		202,400,000

TOTAL INVESTMENTS (Identified cost $1,449,126,455)[2]		97.8%	$ 1,578,433,081
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.2%	35,558,389
NET ASSETS		100.0%	$ 1,613,991,470

___________________________________

[1]	Non-income producing security.
[2]

The aggregate cost for federal income tax purposes is $1,449,126,455, the aggregate gross unrealized appreciation is $157,863,181 and the aggregate gross unrealized depreciation is $28,556,555, resulting in net unrealized appreciation of $129,306,626.

BBH Partner Fund – International Equity’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Common Stock:
Bermuda	$ 8,319,452	$ –	$ –	$ 8,319,452
Brazil	–	29,490,727	–	29,490,727
Canada	90,816,075	–	–	90,816,075
Cayman Islands	99,422,544	–	–	99,422,544
France	–	132,139,768	–	132,139,768
Germany	–	195,325,536	–	195,325,536
Hong Kong	–	80,948,289	–	80,948,289
Ireland	–	30,830,764	–	30,830,764
Japan	–	88,508,217	–	88,508,217
Jersey	–	40,250,830	–	40,250,830
Netherlands	–	24,493,419	–	24,493,419
Spain	–	24,192,834	–	24,192,834
Sweden	–	24,643,261	–	24,643,261
Switzerland	45,725,606	262,325,891	–	308,051,497
United Kingdom	–	162,743,951	–	162,743,951
United States	35,855,917	–	–	35,855,917
Registered Investment Companies:
United States	202,400,000	–	–	202,400,000
Investments, at value	$ 482,539,594	$ 1,095,893,487	$ –	$ 1,578,433,081

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2018.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, C0 80203.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (47.2%)

$ 20,379,423	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$ 20,454,475
27,070,000	Ally Auto Receivables Trust 2018-1	09/15/20	2.140	27,010,506
48,170,000	American Express Credit Account Master Trust 2018-1	10/17/22	2.670	47,958,736
12,714,816	AmeriCredit Automobile Receivables Trust 2017-2	09/18/20	1.650	12,679,543
34,260,806	AmeriCredit Automobile Receivables Trust 2017-4	05/18/21	1.830	34,121,460
8,913,507	ARI Fleet Lease Trust 2017-A1	04/15/26	1.910	8,861,730
8,851,650	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	8,799,096
24,499,985	AXIS Equipment Finance Receivables IV LLC 2018-1A1	12/20/23	3.240	24,380,033
6,857,112	BCC Funding XIII LLC 2016-1[1]	12/20/21	2.200	6,822,909
31,172,242	Business Jet Securities LLC 2018-1[1]	02/15/33	4.335	31,233,751
50,847,438	Business Jet Securities LLC 2018-2[1]	06/15/33	4.447	51,100,562
8,377,284	Canadian Pacer Auto Receivables Trust 2017-1A1	12/19/19	1.772	8,355,519
34,020,000	Canadian Pacer Auto Receivables Trust 2018-1A1	08/19/20	2.700	33,987,946
47,870,000	Capital Auto Receivables Asset Trust 2018-1[1]	10/20/20	2.540	47,811,843
24,697,375	Capital Automotive REIT LLC 2017-1A1	04/15/47	3.870	24,579,018
20,630,000	CarMax Auto Owner Trust 2018-1	05/17/21	2.230	20,542,312
44,810,000	CarMax Auto Owner Trust 2018-2	08/16/21	2.730	44,746,719
3,136,381	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	3,113,994
28,815,314	CCG Receivables Trust 2017-1[1]	11/14/23	1.840	28,576,118
12,090,000	CCG Receivables Trust 2018-1[1]	06/16/25	2.500	12,015,765
23,419,296	Chesapeake Funding II LLC 2017-2A1	05/15/29	1.990	23,178,712
24,294,560	Chesapeake Funding II LLC 2017-4A1	11/15/29	2.120	24,017,162
31,740,000	Chesapeake Funding II LLC 2018-1A1	04/15/30	3.040	31,591,644
20,649,840	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	20,607,200
47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740	47,529,644
11,062,673	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	11,044,511
15,480,000	Credit Acceptance Auto Loan Trust 2017-1A1	10/15/25	2.560	15,391,653
50,700,000	Credit Acceptance Auto Loan Trust 2017-2A1	02/17/26	2.550	50,149,337
25,550,000	Credit Acceptance Auto Loan Trust 2017-3A1	06/15/26	2.650	25,223,688
37,120,000	Daimler Trucks Retail Trust 2018-1[1]	07/15/21	2.850	37,071,967
22,900,000	DLL LLC 2018-1[1]	11/17/20	2.810	22,892,157
16,712,382	DLL Securitization Trust 2017-A1	07/15/20	1.890	16,646,994
1,251,879	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	1,252,524
34,927,594	Drive Auto Receivables Trust 2018-1	04/15/20	2.230	34,908,373
11,886,658	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	11,577,328
19,993,058	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	19,798,942
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	21,799,369
16,452,717	Emerald Aviation Finance, Ltd. 2013-1[1]	10/15/38	4.650	16,493,715
5,121,848	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	5,109,182
15,013,404	Engs Commercial Finance Trust 2018-1A1	02/22/21	2.970	14,992,094
8,766,232	Enterprise Fleet Financing LLC 2016-2[1]	02/22/22	1.740	8,723,246
12,208,516	Enterprise Fleet Financing LLC 2017-1[1]	07/20/22	2.130	12,136,438
18,519,814	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	1.970	18,373,296
23,660,000	Enterprise Fleet Financing LLC 2017-3[1]	05/22/23	2.130	23,416,962
24,320,000	Enterprise Fleet Financing LLC 2018-1[1]	10/20/23	2.870	24,229,165

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 29,200,000	Exeter Automobile Receivables Trust 2018-3A1	01/18/22	2.900%	$ 29,177,969
24,207,370	Finance of America Structured Securities Trust 2017-HB1[1,2,3]	11/25/27	2.321	24,125,307
14,500,000	Ford Credit Auto Owner Trust 2014-2[1]	04/15/26	2.310	14,382,359
44,320,000	Ford Credit Floorplan Master Owner Trust A 2017-2	09/15/22	2.160	43,501,551
5,433,199	Foursight Capital Automobile Receivables Trust 2015-1[1]	01/15/21	2.340	5,418,848
10,867,435	Foursight Capital Automobile Receivables Trust 2017-1[1]	04/15/22	2.370	10,802,023
28,830,000	FREED ABS Trust 2018-1[1]	07/18/24	3.610	28,809,110
2,345,557	FRS I LLC 2013-1A1	04/15/43	1.800	2,331,518
6,343,883	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	6,318,039
19,700,000	GM Financial Consumer Automobile Receivables Trust 2018-2	05/17/21	2.550	19,674,867
4,141,951	GM Financial Consumer Automobile 2017-1A1	03/16/20	1.510	4,133,514
12,180,000	GM Financial Consumer Automobile 2017-1A1	10/18/21	1.780	12,029,661
32,520,000	GMF Floorplan Owner Revolving Trust 2017-2[1]	07/15/22	2.130	31,846,784
11,280,000	GreatAmerica Leasing Receivables Funding LLC 2018-1[1]	05/15/20	2.350	11,253,816
23,039,015	Hertz Fleet Lease Funding LP 2017-1[1]	04/10/31	2.130	22,864,642
19,930,000	Hertz Vehicle Financing LLC 2018-2A1	06/27/22	3.650	19,905,482
58,000,000	Honda Auto Receivables 2018-1 Owner Trust	06/15/20	2.360	57,906,023
32,160,000	Hyundai Auto Receivables Trust 2018-A	04/15/21	2.550	32,097,555
10,800,000	John Deere Owner Trust 2018-A	10/15/20	2.420	10,773,204
24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260	24,110,174
38,860,000	Lendmark Funding Trust 2017-1A1	12/22/25	2.830	38,642,574
18,340,000	Lendmark Funding Trust 2017-2A1	05/20/26	2.800	18,142,777
14,220,000	Lendmark Funding Trust 2018-1A1	12/21/26	3.810	14,234,432
19,500,000	Mariner Finance Issuance Trust 2017-AA1	02/20/29	3.620	19,542,073
55,510,000	Mariner Finance Issuance Trust 2017-BA1	12/20/29	2.920	54,647,613
1,217,027	MCA Fund I Holding LLC 2014-1 (3-Month USD-LIBOR + 2.000%)[1,2]	08/15/24	4.343	1,217,197
21,220,684	MCA Fund II Holding LLC 2017-1 (3-Month USD-LIBOR + 1.650%)[1,2]	08/15/28	3.993	21,220,472
7,687,164	MMAF Equipment Finance LLC 2017-AA1	05/18/20	1.730	7,666,089
31,710,000	MMAF Equipment Finance LLC 2017-B1	10/15/20	1.930	31,521,662
22,887,899	Motor 2017-1 Plc. 2017-1A (1-Month USD-LIBOR + 0.530%)[1,2]	09/25/24	2.594	22,901,677
2,124,188	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	2,124,499
7,291,300	Nationstar HECM Loan Trust 2017-1A1	05/25/27	1.968	7,273,072
10,865,341	Nationstar HECM Loan Trust 2017-2A1,2,3	09/25/27	2.038	10,834,782
27,280,892	Nationstar HECM Loan Trust 2018-1A1,2,3	02/25/28	2.760	27,212,264
23,580,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.188	23,561,822
8,059,623	Navitas Equipment Receivables LLC 2016-1[1]	06/15/21	2.200	8,033,354
11,343,834	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[2]	01/02/25	2.792	11,380,929
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$ 3,686,376	Newtek Small Business Loan Trust 2010-1 (1-Month USD-LIBOR + 2.300%)[1,2]	02/25/41	4.364%	$ 3,682,854

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

14,487,609	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,2]	02/25/42	5.064	14,767,873
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	21,997,474
16,020,000	NextGear Floorplan Master Owner Trust 2017-2A1	10/17/22	2.560	15,747,804

40,800,000	Nissan Auto Receivables 2018-A Owner Trust	12/15/20	2.390	40,705,177
38,465,000	OnDeck Asset Securitization Trust LLC 2018-1A1	04/18/22	3.500	38,412,080
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,347,410
6,723,016	OSCAR US Funding Trust VI LLC 2017-1A1	05/11/20	2.300	6,709,348
22,917,427	OSCAR US Funding Trust VII LLC 2017-2A1	11/10/20	2.130	22,821,174
26,300,000	OSCAR US Funding Trust VIII LLC 2018-1A1	04/12/21	2.910	26,221,153
13,110,000	OSCAR US Funding Trust IX LLC 2018-2A1	08/10/21	3.150	13,106,447
18,920,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	18,892,509
4,997,486	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	4,951,165
14,669,481	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,582,893
29,000,000	PFS Financing Corp. 2017-AA (1-Month USD-LIBOR + 0.580%)[1,2]	03/15/21	2.652	29,022,895
26,450,000	PFS Financing Corp. 2017-BA1	07/15/22	2.220	25,882,198
34,310,000	PFS Financing Corp. 2017-D1	10/17/22	2.400	33,634,693
21,680,000	PFS Financing Corp. 2018-B1	02/15/23	2.890	21,449,119
7,487,433	ReadyCap Lending Small Business Loan Trust 2015-1 (1-Month USD-LIBOR + 1.250%)[2]	12/25/38	3.314	7,463,863
17,940,000	Regional Management Issuance Trust 2018-1[1]	07/15/27	3.830	17,915,966
14,691,386	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	14,689,456
2,296,672	Santander Drive Auto Receivables Trust 2017-2	03/16/20	1.600	2,295,489
21,817,887	Santander Drive Auto Receivables Trust 2018-1	11/16/20	2.100	21,770,246
8,885,000	Santander Drive Auto Receivables Trust 2018-2	09/15/21	2.750	8,866,209
20,120,000	Securitized Term Auto Receivables Trust 2018-1A1	12/29/20	2.807	20,104,598
17,360,260	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	17,710,894
33,095,816	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	33,069,491
41,404,948	Spirit Master Funding LLC 2017-1A1	12/20/47	4.360	41,336,029
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2[1]	11/15/49	2.750	34,508,683
16,490,499	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,430,012
11,818,358	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	11,825,212
19,781,982	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	19,733,259
30,805,000	SWC Funding LLC 2018-1A1	08/15/33	4.750	30,588,133
15,010,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	14,740,970
4,109,373	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	4,100,699
24,544,510	Textainer Marine Containers V, Ltd. 2017-1A1	05/20/42	3.720	24,284,130
33,495,644	Textainer Marine Containers V, Ltd. 2017-2A1	06/20/42	3.520	32,632,096
7,714,349	TLF National Tax Lien Trust 2017-1A1	12/15/29	3.090	7,700,660
61,740,000	Trafigura Securitisation Finance, Plc. 2017-1A1	12/15/20	2.470	60,438,768
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$ 51,005,366	Triton Container Finance IV LLC 2017-2A1	08/20/42	3.620%	$ 50,026,557
8,262,130	United Auto Credit Securitization Trust 2018-1[1]	04/10/20	2.260	8,248,622

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

2,492,721	Utah State Board of Regents 2011-1 (3-Month USD-LIBOR + 0.850%)[2]	05/01/29	3.208	2,499,501
9,628,778	Veros Automobile Receivables Trust 2017-1[1]	04/17/23	2.840	9,588,556
40,103,507	Westlake Automobile Receivables Trust 2018-1A1	12/15/20	2.240	39,976,319
19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440	19,560,471
64,480,000	World Financial Network Credit Card Master Trust 2017-A	03/15/24	2.120	63,329,696
10,310,000	World Financial Network Credit Card Master Trust 2017-B	06/15/23	1.980	10,212,945

50,885,000	World Financial Network Credit Card Master Trust 2018-A	12/16/24	3.070	50,580,972
23,930,000	World Omni Auto Receivables Trust 2018-A	05/17/21	2.190	23,832,437
29,900,000	World Omni Auto Receivables Trust 2018-B	07/15/21	2.570	29,835,356
30,450,000	WRG Debt Funding II LLC 2017-1[1,4]	03/15/26	4.458	30,202,341
	Total Asset Backed Securities (Identified cost $2,942,079,333)			2,925,959,974

	COMMERCIAL MORTGAGE BACKED SECURITIES (3.5%)

15,540,000	Aventura Mall Trust 2013-AVM[1,2,3]	12/05/32	3.867	15,763,436
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.584	26,036,604
30,910,000	BXMT, Ltd. 2017-FL1 (1-Month USD-LIBOR + 0.870%)[1,2]	06/15/35	2.943	30,831,588
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	4.972	31,223,446
5,130,086	Commercial Mortgage Pass Through Certificates 2013-GAM[1]	02/10/28	1.705	5,034,502
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.531	9,323,231
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC (1-Month USD-LIBOR + 0.850%)[1,2]	02/13/32	2.947	22,665,223
29,435,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05/08/30	2.947	29,453,347
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,2]	11/15/34	2.772	32,594,498
3,424,063	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.122%)[1,2]	11/15/29	3.194	3,424,061
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP (1-Month USD-LIBOR + 1.472%)[1,2]	11/15/29	3.543	11,468,924
	Total Commercial Mortgage Backed Securities (Identified cost $218,907,831)			217,818,860

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (32.2%)

	AEROSPACE/DEFENSE (0.4%)

$ 24,988,000	BAE Systems Holdings, Inc.[1]	06/01/19	6.375%	$ 25,679,537

	AUTO MANUFACTURERS (2.4%)

58,193,000	Ford Motor Credit Co. LLC	10/01/18	2.875	58,236,971
27,950,000	Ford Motor Credit Co. LLC	01/08/19	2.943	27,979,068
33,898,000	General Motors Co.	10/02/18	3.500	33,956,695
28,550,000	General Motors Financial Co., Inc.	01/15/19	3.100	28,608,242
				148,780,976
	BANKS (12.1%)

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	02/01/19	2.250	24,228,130
25,580,000	ANZ New Zealand (Int'l), Ltd., London Branch[1]	09/23/19	2.600	25,455,473

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	19,251,685
32,360,000	Bank of America Corp.	06/01/19	7.625	33,625,128
20,435,000	BNZ International Funding, Ltd., London Branch[1]	02/21/20	2.400	20,138,579
24,335,000	BNZ International Funding, Ltd., London Branch[1]	03/02/21	2.750	23,848,205
38,280,000	Citizens Bank NA	03/14/19	2.500	38,248,515
17,940,000	Commonwealth Bank of Australia	09/06/19	2.300	17,826,089
26,250,000	Commonwealth Bank of Australia[1]	10/15/19	5.000	26,865,707
2,627,000	Fifth Third Bank	03/15/19	2.300	2,622,221
18,160,000	Goldman Sachs Group, Inc.	01/31/19	2.625	18,162,237
14,760,000	Goldman Sachs Group, Inc.	02/15/19	7.500	15,140,898
20,035,000	JPMorgan Chase Bank NA (3-Month USD-LIBOR + 0.350%)[2]	04/26/21	3.086	19,986,730
40,856,000	KeyBank NA	03/08/19	2.350	40,791,700
49,001,000	Morgan Stanley	01/24/19	2.500	48,998,331
11,920,000	MUFG Americas Holdings Corp.	02/10/20	2.250	11,760,441
11,420,000	MUFG Bank, Ltd.[1]	09/09/18	2.700	11,422,877
22,990,000	MUFG Bank, Ltd.[1]	09/14/18	2.150	22,982,653
32,252,000	MUFG Bank, Ltd.[1]	03/10/19	2.300	32,161,396
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	13,692,851
38,712,000	Royal Bank of Canada	04/15/19	1.625	38,446,467
39,890,000	Skandinaviska Enskilda Banken AB	03/11/20	2.300	39,309,907
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,101,672
34,393,000	Svenska Handelsbanken AB	01/25/19	2.500	34,355,735
25,280,000	Toronto-Dominion Bank	09/10/18	2.625	25,285,321
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,307,530
54,350,000	Wells Fargo Bank NA	01/15/20	2.400	53,842,606
7,395,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07/23/21	3.325	7,401,262
11,428,000	Westpac Banking Corp.	11/19/19	4.875	11,710,774
35,277,000	Westpac Banking Corp.	03/06/20	2.150	34,749,065
				748,720,185
	BEVERAGES (0.3%)

19,020,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	18,771,283

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	BIOTECHNOLOGY (0.8%)

$ 50,910,000	Amgen, Inc.	05/10/19	1.900%	$ 50,594,054

	COMMERCIAL SERVICES (0.4%)

27,350,000	United Rentals North America, Inc.	07/15/23	4.625	27,418,375

	COMPUTERS (0.4%)

6,790,000	Dell International LLC / EMC Corp.[1]	06/15/21	4.420	6,891,962
17,250,000	Dell International LLC / EMC Corp.[1]	06/15/23	5.450	18,128,300
				25,020,262
	DIVERSIFIED FINANCIAL SERVICES (1.9%)

1,174,756	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	1,185,686
15,950,000	Air Lease Corp.	09/04/18	2.625	15,949,603
20,500,000	Air Lease Corp.	01/15/19	3.375	20,532,344
3,750,000	Alliance Data Systems Corp.[1]	11/01/21	5.875	3,825,000

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

8,790,000	Alliance Data Systems Corp.[1]	08/01/22	5.375	8,825,160
18,335,000	Credit Acceptance Corp.	02/15/21	6.125	18,541,269
49,455,000	Drawbridge Special Opportunities Fund[1]	08/01/21	5.000	49,473,245
				118,332,307

	ELECTRIC (3.0%)

37,629,000	Berkshire Hathaway Energy Co.	11/15/18	2.000	37,571,917
17,618,000	Dominion Energy, Inc.	01/15/19	1.875	17,555,026
54,231,000	Duke Energy Progress LLC	01/15/19	5.300	54,854,224
30,395,000	Electricite de France SA1	01/22/19	2.150	30,299,550
17,000,000	Electricite de France SA1	10/13/20	2.350	16,683,927
8,080,000	Mississippi Power Co. (3-Month USD-LIBOR + 0.650%)[2]	03/27/20	2.987	8,081,528
19,690,000	Nevada Power Co.	04/15/20	2.750	19,579,105
				184,625,277
	INSURANCE (3.1%)

15,775,000	Athene Global Funding[1]	10/23/18	2.875	15,771,329
24,310,000	Athene Global Funding[1]	01/25/22	4.000	24,396,992
12,290,000	Enstar Group, Ltd.	03/10/22	4.500	12,230,768
7,638,000	Marsh & McLennan Cos, Inc.	09/10/19	2.350	7,593,526
22,800,000	New York Life Global Funding[1]	04/09/20	2.000	22,362,195
31,810,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	29,312,915
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,450,342
33,330,000	Vitality Re V, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/07/20	3.768	33,409,992
16,740,000	Vitality Re VIII, Ltd. (Underlying Investment Yield + 1.750%)[1,2]	01/08/22	3.768	16,840,440
				194,368,499
	INTERNET (0.2%)

11,680,000	Expedia Group, Inc.	08/15/20	5.950	12,233,259

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (1.4%)

$ 6,800,000	Ares Capital Corp.	11/30/18	4.875%	$ 6,843,692
1,845,000	Ares Capital Corp.	01/19/22	3.625	1,799,043
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	35,484,110
1,284,537	Carlyle Investment Management LLC[4]	07/15/19	3.296	1,284,537
22,645,000	FS Investment Corp.	01/15/20	4.250	22,647,239
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,595,804
				89,654,425
	MACHINERY - CONSTRUCTION & MINING (1.1%)

6,495,000	Caterpillar Financial Services Corp.	03/22/19	1.900	6,469,289
10,397,000	Caterpillar Financial Services Corp.	05/18/19	1.350	10,291,886
17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,351,674
35,330,000	Caterpillar Financial Services Corp.	03/15/21	2.900	35,167,756
				69,280,605
	MEDIA (0.1%)

8,781,000	TEGNA, Inc.	10/15/19	5.125	8,802,953

	PHARMACEUTICALS (0.8%)

34,063,000	AbbVie, Inc.	05/14/20	2.500	33,674,689

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

14,000,000	AbbVie, Inc.	05/14/21	2.300	13,621,355
				47,296,044

	PIPELINES (1.3%)

36,120,000	Kinder Morgan Energy Partners LP	02/01/19	2.650	36,068,348
22,261,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	22,280,052
18,843,000	TransCanada PipeLines, Ltd.	01/15/19	7.125	19,205,859
				77,554,259
	REAL ESTATE (0.2%)

11,490,000	Prologis International Funding II SA1	02/15/20	4.875	11,701,709

	RETAIL (0.6%)

35,660,000	Walmart, Inc.	06/23/21	3.125	35,742,815

	TELECOMMUNICATIONS (1.1%)

43,638,000	Deutsche Telekom International Finance BV	08/20/18	6.750	43,731,133
22,910,063	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	22,795,512
				66,526,645
	TRANSPORTATION (0.3%)

16,626,000	Burlington Northern Santa Fe LLC	10/01/19	4.700	16,946,294

	TRUCKING & LEASING (0.3%)

17,180,000	Park Aerospace Holdings, Ltd.[1]	08/15/22	5.250	17,180,000
	Total Corporate Bonds (Identified cost $2,001,799,792)			1,995,229,763

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (11.6%)

$ 20,000,000	American Tower Corporation (3-Month USD-LIBOR + 0.875%)[2]	03/29/19	2.955%	$ 20,000,000
17,590,920	Analog Devices, Inc. (3-Month USD-LIBOR + 1.125%)[2]	09/23/19	3.265	17,546,943
3,826,381	Analog Devices, Inc. (1-Month USD-LIBOR + 1.250%)[2]	09/23/21	3.340	3,816,815
9,600,925	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.577	9,600,925
80,000,000	AT&T, Inc. Term A (1-Month USD-LIBOR + 1.000%)[2]	12/14/20	3.211	79,900,000
18,832,737	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 2.000%)[2]	01/15/25	4.086	18,693,751
5,000,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	5.842	5,018,750
28,318,633	Brixmor Operating Partnership LP (1-Month USD-LIBOR + 1.400%)[2]	03/18/19	3.525	28,318,632
35,024,000	Charter Communications Operating LLC (CCO Safari LLC) Term B (1-Month USD-LIBOR + 2.000%)[2]	04/30/25	4.080	35,032,056
30,000,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/30/24	3.827	29,987,400
36,813,774	Dell International LLC Term A2 (1-Month USD-LIBOR + 1.750%)[2]	09/07/21	3.830	36,773,647
25,061,460	Dell International LLC Term B (1-Month USD-LIBOR + 2.000%)[2]	09/07/23	4.080	25,063,465
34,844,329	Delos Finance S.a.r.l (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.084	34,887,884
27,200,000	Discovery Communications LLC (2-Month USD-LIBOR + 1.500%)[2]	03/05/21	3.669	27,200,000
15,151,862	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/23	5.827	15,213,378

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

33,300,000	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	6.342	33,383,250
13,075,229	HCA, Inc. Term B11 (1-Month USD-LIBOR + 1.750%)[2]	03/17/23	3.827	13,125,961

13,340,000	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	6.330	13,435,915
18,952,500	Mallinckrodt International Finance SA (3-Month USD-LIBOR + 3.000%)[2]	02/24/25	5.517	18,794,626
15,664,766	Mallinckrodt International Finance SA Term B (3-Month USD-LIBOR + 2.750%)[2]	09/24/24	5.203	15,410,213
40,000,000	Marvell Technology Group, Ltd. Term A (3-Month USD-LIBOR + 1.375%)[2]	06/04/21	3.456	40,000,000
18,196,819	RPI Finance Trust Term A4 (3-Month USD-LIBOR + 1.500%)[2]	05/04/22	3.834	18,117,299
47,304,812	RPI Finance Trust Term B6 (3-Month USD-LIBOR + 2.000%)[2]	03/27/23	4.334	47,386,176
24,679,789	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	4.625	24,673,619
3,362,648	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 2.500%)[2]	04/16/25	4.577	3,371,055
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$ 21,308,556	Terraform Power Operating LLC (1-Month USD-LIBOR + 2.000%)[2]	11/08/22	4.077%	$ 21,308,556
32,980,781	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/29/23	3.827	32,966,929
47,400,000	Western Union Company (1-Month USD-LIBOR + 1.500%)[2]	04/09/21	3.572	47,222,250
1,345,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	3.827	1,347,946
	Total Loan Participations and Assignments (Identified cost $718,268,138)			717,597,441

	MUNICIPAL BONDS (2.2%)

14,250,000	Baylor Health Care System, Revenue Bonds[2,3]	11/15/25	2.866	13,674,728
14,525,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/21	5.000	15,544,800
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.164	10,149,692
85,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	2.164	85,920,660
5,893,000	Pennsylvania Industrial Development Authority, Revenue Bonds[1]	07/01/21	2.967	5,779,029
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,328,276
	Total Municipal Bonds (Identified cost $132,739,997)			133,397,185

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)

25,000,000	Federal Home Loan Bank Discount Notes[5]	08/01/18	0.000	25,000,000
115,119	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.788%)[2]	04/01/36	3.867	120,790
34,496	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	4.240	36,294
25,900	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.557	27,140
54,183	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.822%)[2]	02/01/37	3.803	56,679

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

7,453,254	Federal National Mortgage Association (FNMA)	07/01/35	5.000	7,956,917
512,402	Federal National Mortgage Association (FNMA)	11/01/35	5.500	553,829

54,873	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.968%)[2]	07/01/36	4.718	58,098
102,591	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.714%)[2]	09/01/36	4.203	107,730
58,507	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.818%)[2]	01/01/37	3.625	61,400
435,137	Federal National Mortgage Association (FNMA)	08/01/37	5.500	470,059
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 5,067,988	Federal National Mortgage Association (FNMA)	08/01/37	5.500%	$ 5,490,134
2,243,320	Federal National Mortgage Association (FNMA)	06/01/40	6.500	2,498,645
15,511	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.750	16,009
	Total U.S. Government Agency Obligations (Identified cost $42,223,314)			42,453,724

	U.S. TREASURY BILLS (3.2%)

37,000,000	U.S. Treasury Bill[5]	09/06/18	0.000	36,929,617
45,000,000	U.S. Treasury Bill[5]	09/13/18	0.000	44,899,688
50,000,000	U.S. Treasury Bill[5]	09/27/18	0.000	49,849,544
65,000,000	U.S. Treasury Bill[5,6]	01/03/19	0.000	64,411,941
	Total U.S. Treasury Bills (Identified cost $196,188,812)			196,090,790

TOTAL INVESTMENTS (Identified cost $6,252,207,217)[7]			100.6%	$ 6,228,547,737
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.6)%	(37,075,800)
NET ASSETS			100.0%	$ 6,191,471,937

_______

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2018 was $ 3,004,501,203 or 48.5% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security issued with zero coupon. Income is recognized through accretion of discount.
[6]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[7]	The aggregate cost for federal income tax purposes is $6,252,207,217, the aggregate gross unrealized appreciation is $7,648,588 and the aggregate gross unrealized depreciation is $31,283,706, resulting in net unrealized depreciation of $23,635,118.

Abbreviations:
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2018:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	530	September 2018	$ 112,388,750	$ 112,028,750	$ 360,000
U.S. Treasury 5-Year Notes	2,286	September 2018	258,479,432	258,603,750	(124,318)
U.S. Treasury 10-Year Notes	576	September 2018	68,575,680	68,787,000	(211,320)
					$ 24,362

Fair Value Measurements

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Asset Backed Securities	$–	$2,895,757,633	$30,202,341	$2,925,959,974
Commercial Mortgage Backed Securities	–	217,818,860	–	217,818,860
Corporate Bonds	–	1,993,945,226	1,284,537	1,995,229,763
Loan Participations and Assignments	–	717,597,441	–	717,597,441
Municipal Bonds	–	133,397,185	–	133,397,185
U.S. Government Agency Obligations	–	42,453,724	–	42,453,724
U.S. Treasury Bills	–	196,090,790	–	196,090,790
Total Investments, at value	$–	$6,197,060,859	$31,486,878	$6,228,547,737
Other Financial Instruments, at value
Financial Futures Contracts	$24,362	$–	$–	$24,362
Other Financial Instruments, at value	$24,362	$–	$–	$24,362

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. During the period ended July 31, 2018, there were no transfers between Levels 1 and 2 or Level 1 and 3. A security with a value of $30,202,341 was transferred from Level 2 to Level 3 due to a reduction in the availability of significant observable inputs to determine fair value.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2018:

	Asset Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2017	$-	$2,247,939	$2,247,939
Purchases	-	-	-
Sales / Paydowns	-	(963,402)	(963,402)
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	-	-	-
Amortization	-	-	-
Transfers from Level 3	-	-	-
Transfers to Level 3	30,202,341	-	30,202,341
Balance as of July 31, 2018	$30,202,341	$1,284,537	$31,486,878

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Maturity Date		Interest Rate	Value

	ASSET BACKED SECURITIES (16.1%)

$550,000	Drive Auto Receivables Trust 2018-3	10	/15/20	2.750%	$549,967
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01	/20/23	2.220	586,924
550,000	Exeter Automobile Receivables Trust 2018-3A1	01	/18/22	2.900	549,585
600,000	Hertz Vehicle Financing II LP 2016-3A1	07	/25/20	2.270	594,865
300,000	Lendmark Funding Trust 2017-2A1	05	/20/26	2.800	296,774
205,000	Mariner Finance Issuance Trust 2017-BA1	12	/20/29	2.920	201,815
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07	/25/28	3.552	299,776
300,000	NextGear Floorplan Master Owner Trust 2017-1A1	04	/18/22	2.540	296,421
300,000	Oportun Funding IX LLC 2018-B1	07	/08/24	3.910	299,477
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09	/12/22	3.390	549,201
600,000	SWC Funding LLC 2018-1A1	08	/15/33	4.750	595,776
320,000	United Auto Credit Securitization Trust 2018-2A1	03	/10/21	2.890	319,995
	Total Asset Backed Securities (Identified cost $5,144,329)				5,140,576

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.0%)

149,500	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11	/15/31	6.308	146,701
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07	/15/30	3.822	599,559
300,000	Hospitality Mortgage Trust 2017-HIT (1-Month USD-LIBOR + 0.850%)[1,2]	05	/08/30	2.947	300,187
180,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08	/05/34	5.629	167,601
120,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11	/15/47	3.916	103,831
300,000	UBS-BAMLL Trust 2012-WRM[1]	06	/10/30	3.663	298,179
	Total Commercial Mortgage Backed Securities (Identified cost $1,621,355)				1,616,058

	CORPORATE BONDS (27.7%)

	BANKS (5.6%)

600,000	ASB Bank, Ltd.[1]	06	/14/23	3.750	594,341
600,000	Skandinaviska Enskilda Banken AB	03	/15/21	2.625	588,173
600,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.490%)[2]	07	/23/21	3.325	600,508
					1,783,022
	BEVERAGES (1.9%)

600,000	Anheuser-Busch InBev Finance, Inc.	02	/01/23	3.300	595,878

	BIOTECHNOLOGY (1.8%)

600,000	Celgene Corp.	02	/20/23	3.250	587,003

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Maturity Date		Interest Rate	Value
	CORPORATE BONDS (continued)
	COMMERCIAL SERVICES (1.9%)
$600,000	United Rentals North America, Inc.	07	/15/23	4.625%	$601,500

	COMPUTERS (1.9%)
600,000	Dell International LLC / EMC Corp.[1]	06	/15/21	5.875	614,423

	DIVERSIFIED FINANCIAL SERVICES (1.9%)
600,000	Drawbridge Special Opportunities Fund LP1	08	/01/21	5.000	600,221

	ELECTRIC (0.5%)
150,000	Exelon Generation Co. LLC	10	/01/39	6.250	160,169

	INSURANCE (7.0%)
600,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04	/11/48	5.500	585,147
531,000	Athene Global Funding[1]	01	/25/22	4.000	532,900
300,000	Enstar Group, Ltd.	03	/10/22	4.500	298,554
340,000	Sirius International Group, Ltd.[1]	11	/01/26	4.600	313,310
500,000	United Insurance Holdings Corp.	12	/15/27	6.250	511,029
					2,240,940
	PHARMACEUTICALS (1.8%)
600,000	AbbVie, Inc.	05	/14/25	3.600	585,246

	TELECOMMUNICATIONS (1.5%)
487,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03	/20/23	3.360	485,063

	TRUCKING & LEASING (1.9%)
600,000	Park Aerospace Holdings, Ltd.[1]	08	/15/22	5.250	600,000
	Total Corporate Bonds (Identified cost $8,855,180)				8,853,465

	U.S. TREASURY BONDS AND NOTES (50.5%)
2,225,000	U.S. Treasury Bond	08	/15/40	3.875	2,515,728
1,275,000	U.S. Treasury Bond	05	/15/48	3.125	1,285,359
950,000	U.S. Treasury Note	08	/31/22	1.625	906,285
7,500,000	U.S. Treasury Note	10	/31/24	2.250	7,218,457
3,000,000	U.S. Treasury Note	08	/15/26	1.500	2,690,039

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. TREASURY BONDS AND NOTES (continued)
$1,550,000	U.S. Treasury Note	05/15/28	2.875%	$1,538,133
	Total U.S. Treasury Bonds and Notes (Identified cost $16,312,234)			16,154,001

TOTAL INVESTMENTS (Identified cost $31,933,098)[4]			99.3%	$31,764,100
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.7%	221,797
NET ASSETS			100.0%	$31,985,897

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2018 was $ 9,946,925 or 31.1% of net assets. Unless otherwise noted, these securities are not considered illiquid.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	The aggregate cost for federal income tax purposes is $31,933,098, the aggregate gross unrealized appreciation is $19,836 and the aggregate gross unrealized depreciation is $188,834, resulting in net unrealized depreciation of $168,998.

Abbreviation:
LIBOR	−	London Interbank Offered Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Fair Value Measurements

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Asset Backed Securities	$–	$5,140,576	$–	$5,140,576
Commercial Mortgage Backed Securities	–	1,616,058	–	1,616,058
Corporate Bonds	–	8,853,465	–	8,853,465
U.S. Treasury Bonds and Notes	–	16,154,001	–	16,154,001
Total Investments, at value	$–	$31,764,100	$–	$31,764,100

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2018.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (104.2%)
	Alabama (0.0%)
$50,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$53,763
	Total Alabama			53,763
	Arizona (0.4%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	495,606
140,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	155,947
	Total Arizona			651,553
	California (8.7%)
1,000,000	Anaheim City School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	788,100
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG[1]	08/01/29	0.000	1,389,400
750,000	California Pollution Control Financing Authority, Revenue Bonds[2,3]	11/01/40	3.125	756,540
1,020,000	California Statewide Communities Development Authority, Revenue Bonds[2,3]	11/01/33	2.625	1,026,813
1,750,000	Gilroy Unified School District, General Obligation Bonds, AGC[1]	08/01/32	0.000	1,136,152
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM[1]	06/01/25	0.000	838,810
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[1]	07/15/30	0.000	662,850
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG[1]	08/01/26	0.000	863,500
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	26,055
725,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	810,224
210,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	3.020	211,504
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	866,690
1,500,000	State of California, General Obligation Bonds	12/01/22	2.500	1,511,655
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/23	0.000	887,170
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG[1]	08/01/24	0.000	851,430
	Total California			12,626,893
	Connecticut (5.9%)
530,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/23	2.800	535,682
1,135,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/22	2.100	1,112,606
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Connecticut (continued)
$150,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds (1-Month USD-LIBOR + 0.550%)[2]	07/01/49	1.952%	$150,017
620,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/23	5.000	691,002

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

1,620,000	State of Connecticut Special Tax Revenue, Revenue Bonds	09/01/26	5.000	1,854,673
1,240,000	State of Connecticut Special Tax Revenue, Revenue Bonds	01/01/29	5.000	1,422,330
1,000,000	State of Connecticut, General Obligation Bonds (SIFMA Municipal Swap Index Yield + 0.990%)[2]	03/01/25	1.930	1,014,250
1,595,000	State of Connecticut, General Obligation Bonds	03/01/26	5.000	1,756,892
	Total Connecticut			8,537,452
	Florida (2.8%)
1,020,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000	1,123,611
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,134,760
1,200,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA[4]	07/01/49	4.000	1,271,892
230,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	255,213
55,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	61,002
220,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG[2,3]	11/15/23	2.915	220,000
	Total Florida			4,066,478
	Georgia (6.6%)
1,650,000	Bartow County Development Authority, Revenue Bonds[2,3]	09/01/29	2.050	1,629,705
1,200,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.000	1,197,492
1,385,000	Burke County Development Authority, Revenue Bonds[2,3]	11/01/45	3.250	1,382,590
65,000	Georgia Municipal Electric Authority, Revenue Bonds, NPFG[2,3]	01/01/21	3.513	65,835
500,000	Monroe County Development Authority, Revenue Bonds[2,3]	07/01/49	2.050	493,850
1,500,000	State of Georgia, General Obligation Bonds	02/01/24	5.000	1,728,090
1,025,000	State of Georgia, General Obligation Bonds	12/01/24	5.000	1,197,005
1,520,000	State of Georgia, General Obligation Bonds	12/01/26	5.000	1,825,642
	Total Georgia			9,520,209
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Illinois (1.9%)
$75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000%	$75,266
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	362,750
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	101,174
25,000	Illinois Finance Authority, Revenue Bonds[2,3]	07/15/57	5.000	27,945
400,000	Illinois Finance Authority, Revenue Bonds[5]	08/01/18	1.390	400,000
200,000	Illinois Finance Authority, Revenue Bonds[5]	08/07/18	0.950	200,000
10,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.250	10,835
1,340,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/24	5.000	1,512,123
	Total Illinois			2,690,093
	Indiana (1.9%)
1,700,000	City of Rockport, Revenue Bonds	06/01/25	3.050	1,705,168
300,000	Indiana Finance Authority, Revenue Bonds[5]	08/07/18	0.930	300,000
700,000	Indiana Finance Authority, Revenue Bonds[5]	08/07/18	0.940	700,000
	Total Indiana			2,705,168

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

	Iowa (0.8%)
1,050,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	1,094,489
	Total Iowa			1,094,489
	Kansas (0.3%)
200,000	City of La Cygne, Revenue Bonds, NPFG[2,3]	04/15/27	2.380	195,660
100,000	City of St. Marys, Revenue Bonds, NPFG[2,3]	04/15/32	2.380	97,732
100,000	City of Wamego, Revenue Bonds, NPFG[2,3]	04/15/32	3.020	97,732
	Total Kansas			391,124
	Louisiana (0.0%)
25,000	Tobacco Settlement Financing Corp., Revenue Bonds	05/15/22	5.000	27,376
	Total Louisiana			27,376
	Maryland (1.5%)
1,905,000	State of Maryland, General Obligation Bonds	08/01/24	5.000	2,211,286
	Total Maryland			2,211,286
	Massachusetts (5.5%)
320,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM[2,3]	11/01/19	3.681	322,870
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM[2,3]	06/01/22	2.420	1,564,530
500,000	Massachusetts Clean Water Trust, Revenue Bonds[2,3]	08/01/23	3.791	505,550
500,000	Massachusetts Development Finance Agency, Revenue Bonds[5]	08/01/18	1.420	500,000
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (continued)
$2,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bonds[5]	08/07/18	0.900%	$2,000,000
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,003,800
2,020,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/46	3.500	2,077,126
	Total Massachusetts			7,973,876
	Michigan (4.8%)
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	384,524
105,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	116,638
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	103,827
350,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	414,263
1,540,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,823,791
1,155,000	Detroit City School District, General Obligation Bonds, AGM	05/01/32	5.250	1,388,680
2,600,000	Kent Hospital Finance Authority, Revenue Bonds[5]	08/07/18	0.940	2,600,000
150,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	153,611
	Total Michigan			6,985,334
	Minnesota (4.7%)
1,800,000	Hastings Independent School District No 200, General Obligation Bonds[1]	02/01/26	0.000	1,455,894

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

200,000	Housing & Redevelopment Authority of The City of St Paul Minnesota, Revenue Bonds[5]	08/07/18	0.940	200,000
500,000	Minnesota Higher Education Facilities Authority, Revenue Bonds[5]	08/07/18	0.940	500,000
1,765,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/25	2.800	1,743,079
755,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/27	3.350	753,890
1,030,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/27	3.400	1,028,403
1,035,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/48	4.000	1,095,206
	Total Minnesota			6,776,472
	Missouri (2.7%)
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	3.042	310,000
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Missouri (continued)
$600,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC[2,3]	06/01/31	3.042%	$600,000
2,750,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA[4]	05/01/49	4.250	2,940,438
	Total Missouri			3,850,438
	Montana (1.1%)
1,500,000	Montana Board of Housing, Revenue Bonds[4]	12/01/43	4.000	1,582,170
	Total Montana			1,582,170
	Nebraska (0.4%)
485,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	530,367
	Total Nebraska			530,367
	New Jersey (7.6%)
1,420,000	Holmdel Township School District, General Obligation Bonds	02/01/27	3.250	1,463,679
1,565,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	2.490	1,546,424
1,315,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,361,853
1,240,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,314,660
555,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	598,629
1,385,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/26	0.000	1,004,083
1,855,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[1]	12/15/30	0.000	1,102,631
2,500,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.750%)[2]	01/01/30	2.214	2,528,700
	Total New Jersey			10,920,659

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

	New Mexico (1.5%)
2,030,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	2,143,903
	Total New Mexico			2,143,903
	New York (5.0%)
1,500,000	Metropolitan Transportation Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	11/01/26	1.390	1,510,155
50,000	New York State Energy Research & Development Authority, Revenue Bonds[2,3]	07/01/26	2.375	50,286
520,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/23	5.060	520,000
270,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/25	5.204	270,000
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	12/01/26	5.216%	$305,000
600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	03/01/27	5.192	600,000
1,110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	0.939	1,110,000
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC[2,3]	07/01/27	5.234	1,890,000
750,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA[2,3]	07/01/29	5.140	750,000
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (1-Month USD-LIBOR + 0.500%)[2]	11/15/27	1.902	251,105
	Total New York			7,256,546
	North Carolina (4.1%)
200,000	City of Charlotte, Certificates of Participation[5]	08/07/18	0.930	200,000
200,000	City of Raleigh, Certificates of Participation[5]	08/07/18	0.960	200,000
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,625,529
1,575,000	County of Wake, General Obligation Bonds	03/01/24	5.000	1,818,794
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/23	2.750	969,786
965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	968,957
200,000	North Carolina Medical Care Commission, Revenue Bonds[5]	08/07/18	0.910	200,000
	Total North Carolina			5,983,066
	Ohio (3.5%)
200,000	County of Montgomery, Revenue Bonds[5]	08/01/18	1.500	200,000
1,000,000	County of Montgomery, Revenue Bonds[5]	08/01/18	1.500	1,000,000
2,000,000	Lancaster Port Authority, Revenue Bonds (1-Month USD-LIBOR + 0.720%)[2]	05/01/38	2.122	2,002,020

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

1,525,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds	12/01/25	5.000	1,802,382
	Total Ohio			5,004,402
	Oregon (2.5%)
1,000,000	Clackamas County School District No 115, General Obligation Bonds[1]	06/15/27	0.000	767,890
1,670,000	Lane County School District No 1 Pleasant Hill, General Obligation Bonds[1]	06/15/27	0.000	1,285,750
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/31	0.000	955,290
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$1,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[1]	06/15/33	0.000%	$578,900
	Total Oregon			3,587,830
	Pennsylvania (4.6%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	163,479
75,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	83,020
1,000,000	Geisinger Authority, Revenue Bonds[5]	08/01/18	1.420	1,000,000
300,000	Geisinger Authority, Revenue Bonds	06/01/41	1.400	300,000
300,000	Hospitals & Higher Education Facilities Authority of Philadelphia, Revenue Bonds[5]	08/07/18	1.530	300,000
40,000	School District of Philadelphia, General Obligation Bonds	09/01/18	5.000	40,109
305,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	336,113
300,000	School District of Philadelphia, General Obligation Bonds	09/01/26	5.000	342,534
1,600,000	School District of Philadelphia, General Obligation Bonds	09/01/28	5.000	1,841,968
1,000,000	State Public School Building Authority, Revenue Bonds	04/01/25	5.000	1,078,600
1,000,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/32	5.000	1,119,800
	Total Pennsylvania			6,605,623
	South Dakota (0.6%)
800,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	879,728
	Total South Dakota			879,728
	Tennessee (0.8%)
1,050,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/45	4.000	1,091,549
	Total Tennessee			1,091,549
	Texas (13.7%)
1,285,000	Allen Independent School District, General Obligation Bonds	02/15/24	5.000	1,471,556
1,080,000	Allen Independent School District, General Obligation Bonds	02/15/25	5.000	1,253,880
1,000,000	Allen Independent School District, General Obligation Bonds[1]	02/15/28	0.000	733,570

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$660,000	City of Houston Airport System, Revenue Bonds	07/01/24	5.000%	$751,338
1,170,000	City of Houston Airport System, Revenue Bonds	07/01/25	5.000	1,348,214
325,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	3.921	325,000
700,000	City of Houston Airport System, Revenue Bonds, AGM[2,3]	07/01/30	3.921	700,000
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	4.154	475,000
475,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	4.154	475,000
675,000	City of Houston Airport System, Revenue Bonds, XLCA[2,3]	07/01/32	4.154	675,000
1,025,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,171,944
1,000,000	Hays Consolidated Independent School District, General Obligation Bonds	02/15/27	5.000	1,186,020
1,200,000	Houston Independent School District, General Obligation Bonds	02/15/25	5.000	1,397,940
2,000,000	La Joya Independent School District, General Obligation Bonds	02/15/27	4.000	2,206,640
2,015,000	State of Texas, General Obligation Bonds	04/01/25	5.000	2,350,639
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	396,750
540,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	578,972
480,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	526,464
1,335,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	1.490	1,320,288
370,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	2.438	366,970
	Total Texas			19,711,185
	Virginia (4.7%)
1,755,000	City of Virginia Beach, General Obligation Bonds	04/01/25	5.000	2,056,807
2,000,000	County of Arlington, General Obligation Bonds	08/15/25	5.000	2,363,180
2,300,000	Virginia Housing Development Authority, Revenue Bonds	01/01/23	2.740	2,334,431
	Total Virginia			6,754,418
	Washington (1.8%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	557,250
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	435,370
1,000,000	State of Washington, General Obligation Bonds	08/01/25	5.000	1,174,290
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Washington (continued)
$425,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500%	$434,618
	Total Washington			2,601,528
	Wisconsin (2.7%)
290,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	324,791

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

1,800,000	Public Finance Authority, Revenue Bonds[2,3]	07/01/29	2.000	1,769,238
1,590,000	State of Wisconsin, General Obligation Bonds	05/01/25	5.000	1,863,337
	Total Wisconsin			3,957,366
	Wyoming (1.1%)
1,500,000	Wyoming Community Development Authority, Revenue Bonds	12/01/43	4.000	1,576,980
	Total Wyoming			1,576,980
	Total Municipal Bonds (Identified cost $149,191,675)			150,349,324

TOTAL INVESTMENTS (Identified cost $149,191,675)[6]	104.2%	$150,349,324
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)%	(6,122,874)
NET ASSETS	100.0%	$144,226,450

_________

[1]	Security issued with zero coupon. Income is recognized through accretion of discount.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2018 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Represents a security purchased on a when-issued basis.
[5]

Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2018.

[6]

The aggregate cost for federal income tax purposes is $149,191,675 the aggregate gross unrealized appreciation is $1,557,659 and the aggregate gross unrealized depreciation is $400,010, resulting in net unrealized appreciation of $1,157,649.

Abbreviations:
AGC	−	Assured Guaranty Corporation.
AGM	−	Assured Guaranty Municipal Corporation.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
XLCA	−	XL Capital Assurance, Inc.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2018 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2018
Municipal Bonds**	$–	$150,349,324	$–	$150,349,324
Investments, at value	$–	$150,349,324	$–	$150,349,324
*	The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended July 31, 2018.

**	For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

BBH TRUST

/s/ Jean-Pierre Paquin

By (Signature and Title)*

Jean-Pierre Paquin

President - Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

President - Principal Executive Officer

Date: September 28, 2018

By (Signature and Title)*

/s/ Charles H. Schreiber

Charles H. Schreiber

Treasurer - Principal Financial Officer

Date: September 28, 2018

* Print name and title of each signing officer under his or her signature.